                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/00

Is this an amendment to a previous filing? (Y/N): N

--------------------------------------------------------------------------------
1.    A. Registrant Name: CG Variable Annuity Account II
      B. File Number: 811-1819
      C. Telephone Number: (860) 534-2984   Maryellen Sharples
2.    A. Street: 280 Trumbull St., H19B
      B. City: Hartford      C. State: CT    D. Zip Code: 06103     Zip Ext:
      E. Foreign Country                        Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N):.........N.....

4.    Is this the last filing on this form by Registrant? (Y/N):..........N.....

5.    Is Registrant a small business investment company (SBIC)? (Y/N).....N.....
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?(Y/N)...................Y.....
         [If answer is "Y" (Yes), complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company? (Y/N)......N.....
          [If answer is "N" (NO), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period?......
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111. A. [/] Depositor Name: CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                            ------------------------------------------

     B. [/] File Number: (If any)
                                 ------------

     C. [/] City: Hartford    State:  CT        Zip Code: 06152   Zip Ext:
                  --------          ---------             -----           ----

                 Foreign Country:                Foreign Postal Code:
                                 ------------                        ----------

112. A. [/] Sponsor Name: CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          ------------------------------------------

     B. [/] File Number: (If any)
                                 -----------------

     C. [/] City: Hartford    State:  CT        Zip Code: 06152    Zip Ext:
                  --------          ----------            -----            ----

                Foreign Country:                Foreign Postal Code:
                                ---------------                     -----------

113. A. [/] Trustee Name:
                         ----------------------------------------------

     B. [/] City:              State:            Zip Code:          Zip Ext:
                 -----------         ---------            --------         ----

                Foreign Country:                   Foreign Postal Code:
                                -------------                          --------

114. A. [/] Principal Underwriter Name: CIGNA FINANCIAL SERVICES
                                        ------------------------

     B. [/] File Number: 8-49085
                         -------

     C. [/] City: Hartford     State: CT       Zip Code: 06103     Zip Ext:
                  --------           ----                -----             ----

         Foreign Country:                          Foreign Postal Code:
                         ----------------------                         -------

115. A. [/] Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS
                                                ------------------------------

     B. [/] City: Hartford     State:  CT       Zip Code: 06103    Zip Ext:
                  ----------         -------             --------          ----

              Foreign Country:                     Foreign Postal Code
                              -------------------                      --------

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)...Y...

     B. [/] Identify the family in 10 letters:   ......Comp. Fund......

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)..Y..

      If answer is "Y" (Yes). Are any of the following types of contracts funded by the registrant:

     B. [/] Variable annuity contracts? (Y/N).........................Y.........

     C. [/] Schedule premium variable life contracts? (Y/N)...........N.........

     D. [/] Flexible premium variable life contracts? (Y/N)...........N.........

     E. [/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)........................................N.........

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
     .................................................................1.........

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
     .................................................................0.........

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
     ................................................................ $  7,278
                                                                      --------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period...............................2........

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
     .................................................................2........

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123  [/] State the total value of the additional units considered in answering
     item 122 ($000's omitted)......................................   $  2
                                                                      -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series)($000's omitted).............................   $
                                                                      -------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted).............   $  0
                                                                      -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads, collected from secondary market operations in Registrant's units (include the sales load, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted).... $
                                                                          ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                                   Number         Total Assets
                                                                                  of Series          (%000's
                                                                                  Investing         omitted)
                                                                                 -----------      ------------
A.   U.S. Treasury direct issue                                                                   $
                                                                                 -----------      ------------
B.   U.S. Government agency                                                                       $
                                                                                 -----------      ------------
C.   State and municipal tax-free                                                                 $
                                                                                 -----------      ------------
D.   Public utility debt                                                                          $
                                                                                 -----------      ------------
E.   Brokers or dealers debt or debt of brokers' or dealers' parents                              $
                                                                                 -----------      ------------
F.   All other corporate intermed. & long-term debt                                               $
                                                                                 -----------      ------------
G.   All other corporate short-term debt                                                          $
                                                                                 -----------      ------------
H.   Equity securities of brokers or dealers or parents of brokers or dealers                     $
                                                                                 -----------      ------------
I.   Investment company equity securities                                                         $
                                                                                 -----------      ------------
J.   All other equity securities                                                      1           $   7,278
                                                                                 -----------      ------------
K.   Other securities                                                                             $
                                                                                 -----------      ------------
L.   Total assets of all services of Registrant                                                   $   7,278
                                                                                 -----------      ------------

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128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current insured or guaranteed by an entity other than the issuer? (Y/N).....N......
     (If answer is "N" (No), go to item 131.)

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)..................................   $ 71
                                                                          ------

This report is signed on behalf of the depositor in the City of Hartford and State of Connecticut on the first day of June, 2001.

                                      Connecticut General Life Insurance Company

Witness: /s/ Margaret H. Schubach     By: /s/ Michael E. Hanrahan
        -------------------------        ---------------------------------------
             Margaret H. Schubach             Michael E. Hanrahan
                                              Assistant Vice President